Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Comprehensive Loss [Abstract]
Alliance revenue	$ 51	$ 53	$ 16,110
Operating expenses:
Research and development	13,673	17,969	24,226
General and administrative	6,279	7,939	9,867
Total operating expenses	19,952	25,908	34,093
Loss from operations	(19,901)	(25,855)	(17,983)
Other income (expense):
Decrease in fair value of warrant liability	675	1,974
Investment income, net	9	30	116
Interest expense			(2)
Foreign currency exchange (loss) gain	(23)	75	(94)
Net loss	(19,240)	(23,776)	(17,963)
Preferred stock accretion and dividends	3,210	4,548
Net loss applicable to common stockholders	(22,450)	(28,324)	(17,963)
Net loss per common share applicable to common stockholders (Note 11):
Basic	$ (0.81)	$ (1.03)	$ (0.71)
Diluted	$ (0.81)	$ (1.03)	$ (0.71)
Shares used in computing net loss per common share applicable to common stockholders:
Basic	27,639	27,623	25,139
Diluted	27,639	27,623	25,139
Net loss	(19,240)	(23,776)	(17,963)
Other comprehensive (loss) income:
(Decrease) increase in unrealized gain on available-for-sale securities		(13)	32
Other comprehensive (loss) income		(13)	32
Comprehensive loss	$ (19,240)	$ (23,789)	$ (17,931)